MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2015
MAJOR CUSTOMERS [Abstract]
Schedule of Revenues and Receivables by Major Customer
	Year ended December 31,
	2013	2014	2015

Customer A	63%	74%	81%
Customer B	22%	*	*
*	less than 10%
	December 31
	2014	2015

Customer A	65%	23%
Customer B	*	*

*	less than 10%